CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Employee benefit expenses	$ 22,556	$ 13,268	$ 8,196
Appropriation of after-tax profits to general reserve fund, percentage	10.00%
Limit of general reserve fund as a percentage of registered capital, after which appropriations to general reserve fund are no longer required	50.00%
Appropriations to statutory surplus reserve fund	729	2,875	1,331
Amount of restricted net assets	$ 170,284	$ 117,613